GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of pro forma revenue and net loss
	Year ended December 31,
	2015	2014
	Unaudited
Revenues	$100,683	$124,244
Net loss	$(21,177)	$(17,976)

Optenet SA [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
Fair value

Current assets	$54
Equipment	152
Deferred revenues	(155)
Current and non-current liabilities	(103)
Technology	4,032
Customer relationships	2,824
Backlog	386
Goodwill	10,748

Net assets acquired	$17,938